Unaudited Financial Statements	6 Months Ended
Jun. 29, 2014
Unaudited Financial Statements

(1) Unaudited Financial Statements

The accompanying unaudited condensed consolidated financial statements of New Media Investment Group Inc. and its subsidiaries (together, the “Company” or “New Media”) have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) for interim financial information and the instructions to Form 10-Q and applicable provisions of Regulation S-X, each as promulgated by the Securities and Exchange Commission (the “SEC”). Certain information and note disclosures normally included in comprehensive annual financial statements presented in accordance with GAAP have generally been condensed or omitted pursuant to SEC rules and regulations.

Management believes that the accompanying condensed consolidated financial statements contain all adjustments (which include normal recurring adjustments) that, in the opinion of management, are necessary to present fairly the Company’s consolidated financial condition, results of operations and cash flows for the periods presented. The results of operations for interim periods are not necessarily indicative of the results that may be expected for the full year. These condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and accompanying notes for the year ended December 29, 2013, included in the Company’s Annual Report on Form 10-K.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

New Media, formerly known as GateHouse Media, Inc. (“GateHouse” or “Predecessor”), was formed as a Delaware corporation on June 18, 2013. New Media was capitalized and issued 1,000 common shares to Newcastle Investment Corp. (“Newcastle”). Newcastle owned approximately 84.6% of New Media until February 13, 2014, upon which date Newcastle distributed the shares that it held in New Media to its shareholders on a pro rata basis. New Media had no operations until November 26, 2013, when it assumed control of GateHouse and Local Media Group Holdings LLC (“Local Media Parent”). The Predecessor and certain of its subsidiaries (collectively, the “Debtors”) filed voluntary petitions under Chapter 11 of title 11 of the U.S. Bankruptcy Code (the “Bankruptcy Code”), in the U.S. Bankruptcy Court for the District of Delaware (the “Bankruptcy Court”) on September 27, 2013. On November 6, 2013 (the “Confirmation Date”), the Bankruptcy Court confirmed the plan of reorganization (the “Plan” or “Plan of Reorganization”) and on November 26, 2013 (the “Effective Date”), the Debtors emerged from Chapter 11.

As discussed in Note 2, upon emerging from Chapter 11 protection, the Debtors adopted fresh start accounting in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 852, “Reorganizations” (“ASC 852”). The adoption of fresh start accounting resulted in the Company becoming a new entity for financial reporting purposes as of November 6, 2013. Accordingly, the consolidated financial statements on November 7, 2013 and subsequent periods are not comparable, in various material respects, to the Company’s consolidated financial statements prior to that date.

GateHouse was determined to be the predecessor to New Media, as the operations of GateHouse comprise substantially all of the business operations of the combined entities. As such, the consolidated financial statements presented herein for all periods prior to November 6, 2013 reflect the historical consolidated financial statements of the Predecessor and its subsidiaries. Further, the Reorganization Value, as defined below, of the Predecessor at the Confirmation Date, approximated fair value as of November 26, 2013.

The “Company,” when used in reference to the period subsequent to the application of fresh start accounting on November 6, 2013, refers to the “Successor Company,” and when used in reference to periods prior to fresh start accounting, refers to the “Predecessor Company.”

The Company’s operating segments (Large Community Newspapers, Small Community Newspapers, Local Media Newspapers and Ventures) are aggregated into one reportable segment.

The newspaper industry and the Predecessor have experienced declining same store revenue and profitability over the past several years. As a result, the Company’s Predecessor previously implemented, and the Company continues to implement, plans to reduce costs and preserve cash flow. This includes cost reduction programs and the sale of non-core assets. The Company believes these initiatives will provide it with the financial resources necessary to invest in the business and provide sufficient cash flow to enable the Company to meet its commitments for the next year.

For the six months ended June 29, 2014 and June 30, 2013 the Company excluded 1,362,479 and 0 common stock warrants and 15,870 and 0 restricted stock grants, respectively, from the computation of diluted income per share because their effect would have been antidilutive.

Accumulated Other Comprehensive Income (Loss)

The changes in accumulated other comprehensive income (loss) by component for the six months ended June 29, 2014 are outlined below.

	Gain (loss) on derivative instruments	Net actuarial loss and prior service cost(1)	Total
For the six months ended June 30, 2013, Predecessor Company:
Balance at December 30, 2012, Predecessor Company	$(45,651)	$(6,991)	$(52,642)

Other comprehensive income before reclassifications	(396)	—	(396)
Amounts reclassified from accumulated other comprehensive loss	15,076	34	15,110

Net current period other comprehensive income, net of taxes	14,680	34	14,714

Balance at June 30, 2013, Predecessor Company	$(30,971)	$(6,957)	$(37,928)

For the six months ended June 29, 2014, Successor Company:
Balance at December 29, 2013, Successor Company	$—	$458	$458

Other comprehensive income before reclassifications	—	—	—
Amounts reclassified from accumulated other comprehensive income	—	—	—

Net current period other comprehensive income, net of taxes	—	—	—

Balance at June 29, 2014, Successor Company	$—	$458	$458

(1)	This accumulated other comprehensive income (loss) component is included in the computation of net periodic benefit cost and there was no amortization for the Successor Company during the six months ended June 29, 2014 due to the impact of fresh start accounting. See Note 11.

The following table presents reclassifications out of accumulated other comprehensive income (loss) for the Successor Company for the three and six months ended June 29, 2014 and the Predecessor Company for the three and six months ended June 30, 2013.

	Amounts Reclassified from Accumulated Other Comprehensive Loss
	Successor Company Three months ended June 29, 2014	Predecessor Company Three months ended June 30, 2013	Successor Company Six months ended June 29, 2014	Predecessor Company Six months ended June 30, 2013	Affected Line Item in the Consolidated Statements of Operations and Comprehensive Income (Loss)
Realized gain on interest rate swap agreements, designated as cash flow hedges	$—	$7,543	$—	$15,076	Interest expense
Amortization of prior service cost	—	(114)	—	(228)	(1)
Amortization of unrecognized loss	—	131	—	262	(1)

Amounts reclassified from accumulated other comprehensive loss	—	7,560	—	15,110	Loss from continuing operations before income taxes
Income tax expense	—	—	—	—	Income tax expense

Amounts reclassified from accumulated other comprehensive loss, net of taxes	$—	$7,560	$—	$15,110	Net loss

(1)	This accumulated other comprehensive income (loss) component is included in the computation of net periodic benefit cost. See Note 11.

Recently Issued Accounting Pronouncements

In July 2013, the FASB issued Accounting Standard Update (“ASU”) No. 2013-11, “Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists” which requires an unrecognized tax benefit to be presented as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss or a tax credit carryforward that the entity intends to use as of the reporting date. The Company adopted the provisions of ASU No. 2013-11 in fiscal year 2014. The amendments in ASU No. 2013-11 did not have a material impact on the financial statements.

In April 2014, the FASB issued ASU No. 2014-08, “Presentation of Financial Statements and Property, Plant, and Equipment: Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity”. ASU 2014-08 changes the criteria for reporting discontinued operations while enhancing disclosures in this area and is effective for annual and interim periods beginning after December 15, 2014. The amendments in ASU No. 2014-08 are not expected to have a material impact on the financial statements.

In May 2014, the FASB issued ASU No. 2014-09, “Revenue from Contracts with Customers.” ASU 2014-09 will replace all current U.S. GAAP guidance on this topic and eliminate all industry-specific guidance. The new revenue recognition standard provides a unified model to determine when and how revenue is recognized. The core principle is that a company should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. This guidance will be effective for annual and interim reporting periods beginning after December 15, 2016. The Company is currently reviewing the amendments in ASU No. 2014-09, but does not expect them to have a material impact on the financial statements.